CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 2,623,515	$ 15,307,658	$ 13,176,164
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,135,897	15,135,897	15,027,280
Amortization of intangibles	5,801,664	6,403,384	4,184,861
Amortization of financing costs	767,298	639,520	601,304
Share-based compensation	2,247,002	2,066,688	1,225,276
Unrealized loss on derivatives	59,049	0	0
Fair value change of warrants	(1,274,100)	0	0
Gain from debt extinguishment	(6,435,000)	0	0
Changes in assets and liabilities:
Trade receivables	(447,263)	130,493	165,315
Prepaid expenses and other receivables	(290,464)	(657,660)	127,723
Due from related parties	(367,948)	927,980	(2,132,279)
Inventories	817,659	(786,648)	(337,318)
Other assets	0	(1,297)	0
Trade accounts payable	867,133	(1,118,602)	1,294,345
Accrued expenses	79,398	259,209	383,184
Due to related parties	2,223	4,432	(892,828)
Deferred income	236,318	(113,550)	(291,094)
Net Cash from Operating Activities	19,822,381	38,197,504	32,531,933
Cash Flows from Investing Activities:
Acquisition of vessels, attached intangibles and related capital expenditures	0	0	(62,413,713)
Other fixed assets acquired	0	0	(6,842)
Decrease in restricted cash	2,000,000	0	0
Net Cash (used in) / from Investing Activities	2,000,000	0	(62,420,555)
Cash Flows from Financing Activities:
Proceeds from long-term debt	0	0	25,000,000
Repayment of long-term debt	(38,165,000)	(22,700,000)	(18,950,000)
Repayment of long-term loan from a related party	0	(14,000,000)	(1,000,000)
Payment of financing costs	(75,000)	(180,400)	(327,820)
Proceeds from the issuance of common shares and warrants	10,759,475	20,055,000	28,539,005
Proceeds from the issuance of preferred shares	0	20,972,472	38,499,990
Payment of other offering costs	(226,390)	(575,899)	(573,493)
Redemption of preferred shares	0	(19,653,227)	(20,779,230)
Dividends paid on common shares	0	(12,979,572)	(19,758,523)
Dividends paid on preferred shares	(2,061,749)	(1,765,440)	(770,010)
Net Cash from / (used in) Financing Activities	(29,768,664)	(30,827,066)	29,879,919
Net (decrease) / increase in cash and cash equivalents	(7,946,283)	7,370,438	(8,703)
Cash and cash equivalents at the beginning of the year	14,511,890	7,141,452	7,150,155
Cash and cash equivalents at the end of the year	6,565,607	14,511,890	7,141,452
Supplemental disclosure of cash flow information
Cash paid during the year for interest	5,820,588	7,028,947	7,221,373
Non-cash Financing and Investing activities:
Dividends on preferred shares	515,437	515,437	468,506
Non-cash financing activities (represent offering costs and financing fees)	$ 80,681	$ 103,980	$ 0